Fair Value Measurements (Details 2) - Private Warrants Liability [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Term (years)	4 years 4 months 9 days	4 years 7 months 9 days
Risk-free interest rate	5.20%	5.10%
Stock price at measurement date	$ 1.90	$ 2.6
Volatility		33.00%